Segment Disclosures	12 Months Ended
Dec. 31, 2013
Segment Disclosures [Abstract]
Segment Disclosures

17. Segment Disclosures

The Company has two reportable segments, Engineering Services and Medical. Engineering Services generates revenue principally from collaborative research and development service arrangements, technology license agreements, and government grants where it used its robotics domain knowledge in bionic exoskeletons to bid on and procure contracts and grants from entities such as such as the National Science Foundation and the Defense Advanced Research Projects Agency. The Medical segment designs, engineers, and manufactures exoskeletons for applications in the medical and military markets.

The Company evaluates performance and allocates resources based on segment gross profit margin. The reportable segments are each managed separately because they serve distinct markets, and one segment provides a service and the other manufactures and distributes a unique product. The Company does not consider net assets as a segment measure and, accordingly, assets are not allocated.

Segment reporting information is as follows:

	Engineering	Medical
	Services	Devices	Total

Year ended December 31, 2013
Revenue	$1,690,235	$1,611,709	$3,301,944
Cost of revenue	1,253,942	1,460,692	2,714,634
Gross profit	$436,293	$151,017	$587,310

Year ended December 31, 2012
Revenue	$2,140,355	$566,222	$2,706,577
Cost of revenue	1,782,848	553,429	2,336,277
Gross profit	$357,507	$12,793	$370,300

Geographic information based on location of customer is as follows:

	For the years ended December 31,
	2013	2012

United States	$2,810,973	$2,652,265
Europe	418,876	54,312
Other	72,095	-
	$3,301,944	$2,706,577

Major customers based on revenue are as follows:

	For the years ended December 31,
	2013	2012
Lockheed Martin (Astrolink)	$337,796	$568,002
National Science Foundation	780,579	874,492
U.S. Federal Government	150,000	416,422
Defense Advanced Research Projects Agency	411,360	$281,440